Revenues (Details) - Schedule of company’s revenues disaggregated by service lines	12 Months Ended
	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)
Revenues (Details) - Schedule of company’s revenues disaggregated by service lines [Line Items]
Total revenues	$ 12,532,531	$ 1,596,521	$ 17,439,535	$ 12,624,891
Total revenues, change in rate	$ (4,907,004)		$ 4,814,644
Total revenues, change in percent	(28.10%)	(28.10%)	38.10%
Accounting Services [Member]
Revenues (Details) - Schedule of company’s revenues disaggregated by service lines [Line Items]
Total revenues			$ 109,000	400,000
Total revenues, change in rate	$ (109,000)		$ (291,000)
Total revenues, change in percent	(100.00%)	(100.00%)	(72.80%)
General Corporate Consultancy Services [Member]
Revenues (Details) - Schedule of company’s revenues disaggregated by service lines [Line Items]
Total revenues	$ 9,300,000	$ 1,184,728	$ 7,800,000	9,682,600
Total revenues, change in rate	$ 1,500,000		$ (1,882,600)
Total revenues, change in percent	19.20%	19.20%	(19.40%)
Going Public Consultancy Services [Member]
Revenues (Details) - Schedule of company’s revenues disaggregated by service lines [Line Items]
Total revenues			$ 6,510,600
Total revenues, change in rate	$ (6,510,600)		$ 6,510,600
Total revenues, change in percent	(100.00%)	(100.00%)	100.00%
Internal control and others [Member]
Revenues (Details) - Schedule of company’s revenues disaggregated by service lines [Line Items]
Total revenues	$ 486,400	$ 61,963	$ 249,600	20,000
Total revenues, change in rate	$ 236,800		$ 229,600
Total revenues, change in percent	94.90%	94.90%	1148.00%
Subtotal Accounting and Corporate Consultancy Services [Member]
Revenues (Details) - Schedule of company’s revenues disaggregated by service lines [Line Items]
Total revenues	$ 9,786,400	$ 1,246,691	$ 14,669,200	10,102,600
Total revenues, change in rate	$ (4,882,800)		$ 4,566,600
Total revenues, change in percent	(33.30%)	(33.30%)	45.20%
Taxation Services [Member]
Revenues (Details) - Schedule of company’s revenues disaggregated by service lines [Line Items]
Total revenues	$ 1,240,000	$ 157,964	$ 1,329,600	1,068,463
Total revenues, change in rate	$ (89,600)		$ 261,137
Total revenues, change in percent	(6.70%)	(6.70%)	24.40%
Company Secretarial Services [Member]
Revenues (Details) - Schedule of company’s revenues disaggregated by service lines [Line Items]
Total revenues	$ 1,506,131	$ 191,866	$ 1,440,735	$ 1,453,828
Total revenues, change in rate	$ 65,396		$ (13,093)
Total revenues, change in percent	4.50%	4.50%	(0.90%)